Other liabilities and provisions - Classification (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Other liabilities and provisions
Other non-current liabilities	$ 18	$ 33
Current Provisions	14	37
Non-current Provisions	19	11
Other liabilities and provisions	$ 51	$ 81